--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    Balanced Portfolio

o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    21st Century Growth Portfolio

o    Global Discovery Portfolio

o    International Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work             Your Investment in the Portfolios

3  Money Market Portfolio           29  Buying and Selling Shares

6  Bond Portfolio                   29  How the Portfolios Calculate Share Price

9  Balanced Portfolio               30  Distributions

12 Growth and Income Portfolio      30  Taxes

15 Capital Growth Portfolio         30  Marketing and Distribution Fees

18 21st Century Growth Portfolio

21 Global Discovery Portfolio

24 International Portfolio

27 Other Policies and Risks

28 The Investment Advisor





How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

21st Century Growth Portfolio

formerly Small Company Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of its total assets in common stocks of companies that are similar in size to those of the Russell 2000 Index (typically less than $2 billion in total market value).

Using extensive fundamental and field research, the managers look for small companies that have low debt, exceptional management teams, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers primarily invest in companies that they believe offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

As companies in the portfolio exceed the market value of those in the Russell 2000 Index, the portfolio may continue to hold their stocks, but will generally not add to these holdings. The portfolio will normally sell a stock when it reaches a target price, when the managers believe other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factor affecting that industry could affect the value of portfolio securities. For example, technology companies could be hurt by such factors as market saturation, price competition, and rapid obsolescence. In addition, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o  growth stocks may be out of favor for certain periods

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who are looking for a fund that seeks out tomorrow's leaders and who can accept the risks of small-company investing.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000  -22.39


2001 Total Return as of March 31: -23.77%

Best Quarter: 13.96%, Q1 2000                   Worst Quarter: -22.74%, Q4 2000


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year          Since Inception*
--------------------------------------------------------------------------------
Class A                      -22.39                20.95

Class B                      -22.79                20.23

Index                        -22.44                 2.23
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

* The inception date for Class A and Class B shares is May 3, 1999. Index comparison begins May 31, 1999.

The total returns in the table and bar chart would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Peter Chin                                 Roy C. McKay
Lead Portfolio Manager                       o Began investment career in 1968
  o Began investment career in 1969          o Joined the advisor in 1988
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

21st Century Growth Portfolio -- Class A

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

------------------------------------------------------------------------------------------
Years Ended December 31,                                               2000    1999(b)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.55   $6.00(d)
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                          (.11)   (.04)
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions       (2.20)   4.59
------------------------------------------------------------------------------------------
  Total from investment operations                                       (2.31)   4.55
------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------
Net realized gains on investment transactions                             (.12)       --
------------------------------------------------------------------------------------------
Net asset value, end of period                                           $8.12  $10.55
------------------------------------------------------------------------------------------
Total Return (%) (c)                                                    (22.39)  75.83**
------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      26      15
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           1.35    2.90*
------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            1.29    1.50*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (1.06)   (.95)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                109      61
------------------------------------------------------------------------------------------


21st Century Growth Portfolio -- Class B

------------------------------------------------------------------------------------------
Years Ended December 31,                                                2000    1999(b)
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.51   $6.00(d)
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                          (.13)   (.06)
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions       (2.22)   4.57
------------------------------------------------------------------------------------------
  Total from investment operations                                       (2.35)   4.51
------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------
Net realized gains on investment transactions                             (.12)     --
------------------------------------------------------------------------------------------
Net asset value, end of period                                           $8.04  $10.51
------------------------------------------------------------------------------------------
Total Return (%) (c)                                                    (22.79)  75.17**
------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      --***   --***
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           1.60    3.15*
------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            1.54    1.75*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (1.31)  (1.20)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                109      61
------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) For the period May 3, 1999 (commencement of operations) to December 31,
    1999.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Original capital.

*   Annualized

**  Not annualized

*** Net assets less than one million.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                   --                       18.07

Class B                  -5.42                   22.08                    --

Index                    -2.28                    7.89                     7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                       0.370%

Bond Portfolio                                               0.475%

Balanced Portfolio                                           0.475%

Growth and Income Portfolio                                  0.475%

Capital Growth Portfolio                                     0.460%

21st Century Growth Portfolio**                              0.875%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

** The advisor waived all or a portion of total annual operating expenses (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A and B of 21st Century Growth Portfolio to 1.50% and 1.75%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

By contract, total annual operating expenses for 21st Century Growth Portfolio are capped at 1.50% of Class A shares' average daily net assets and 1.75% of Class B shares' average daily net assets until April 30, 2002.

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                   This page
                                 intentionally
                                   left blank
                           (not part of prospectus).

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    International Portfolio

Prospectus

May 1, 2001

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolios Work             Your Investment in the Portfolios

3  Money Market Portfolio           10  Buying and Selling Shares

6  International Portfolio          10  How the Portfolios Calculate Share Price

9  Other Policies and Risks         11  Distributions

9  The Investment Advisor           11  Taxes

                                    11  Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.370%

International Portfolio                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

International Portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that International Portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. International Portfolio intends to declare and distribute dividends from their net investment income, if any, in April. Each of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov





                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Capital Growth Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works            Your Investment in the Portfolio

3  Capital Growth Portfolio         7  Buying and Selling Shares

6  Other Policies and Risks         7  How the Portfolio Calculates Share Price

6  The Investment Advisor           8  Distributions

                                    8  Taxes

                                    8  Marketing and Distribution Fees



How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own goal and strategy.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

Other Policies and Risks

While the previous pages describes the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.



The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Capital Growth Portfolio                                     0.460%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolio


The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

For each class of the portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income, if any, in April. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov





                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    International Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.
Table of Contents

--------------------------------------------------------------------------------

Table of Contents


How the Portfolio Works            Your Investment in the Portfolio

  3   International Portfolio      7   Buying and Selling Shares

  6   Other Policies and Risks     7   How the Portfolio Calculates Share Price

  6   The Investment Advisor       8   Distributions

                                   8   Taxes

                                   8   Marketing and Distribution Fees


How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own goal and strategy.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolio may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
-------------------------------------------------------------------------------
International Portfolio                                      0.820%
-------------------------------------------------------------------------------

Your Investment in the Portfolio


The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Buying and Selling Shares

The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

For each class of the portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income, if any, in April. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o   Growth and Income Portfolio

o   International Portfolio


Prospectus

May 1, 2001


This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents



How the Portfolios Work           Your Investment in the Portfolios

3  Growth and Income Portfolio    10   Buying and Selling Shares

6  International Portfolio        10   How the Portfolios Calculate Share Price

9  Other Policies and Risks       11   Distributions

9  The Investment Advisor         11   Taxes

                                  11   Marketing and Distribution Fees


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.475%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                      TOTAL ASSETS - TOTAL LIABILITIES
                     ---------------------------------- =  NAV
                     TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    Growth and Income Portfolio

o    International Portfolio



Prospectus

May 1, 2001

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work           Your Investment in the Portfolios

3     Money Market Portfolio      16    Buying and Selling Shares

6     Bond Portfolio              16    How the Portfolios Calculate Share Price

9     Growth and Income Portfolio 17    Distributions

12    International Portfolio     17    Taxes

15    Other Policies and Risks    17    Marketing and Distribution Fees

15    The Investment Advisor


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o        Although  major  changes  tend to be  infrequent,  the Board of Scudder
         Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o        The  portfolios  may  trade  securities  actively.   This  could  raise
         transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                       0.370%
Bond Portfolio                                               0.475%
Growth and Income Portfolio                                  0.475%
International Portfolio                                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.

Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov





                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Bond Portfolio

o    Capital Growth Portfolio

o    International Portfolio

Prospectus

May 1, 2001

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work          Your Investment in the Portfolios

3     Bond Portfolio             13    Buying and Selling Shares

6     Capital Growth Portfolio   13    How the Portfolios Calculate Share Price

9     International Portfolio    14    Distributions

12    Other Policies and Risks   14    Taxes

12    The Investment Advisor     14    Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%

Capital Growth Portfolio                                     0.460%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov




                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    International Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work            Your Investment in the Portfolios

3   Growth and Income Portfolio    13  Buying and Selling Shares

6   Capital Growth Portfolio       13  How the Portfolios Calculate Share Price

9   International Portfolio        14  Distributions

12  Other Policies and Risks       14  Taxes

12  The Investment Advisor         14  Marketing and Distribution Fees




How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                   0.475%

Capital Growth Portfolio                      0.460%

International Portfolio                       0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolios



The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    Growth and Income Portfolio

o    Capital Growth Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work            Your Investment in the Portfolios

3   Money Market Portfolio         16  Buying and Selling Shares

6   Bond Portfolio                 16  How the Portfolios Calculate Share Price

9   Growth and Income Portfolio    17  Distributions

12  Capital Growth Portfolio       17  Taxes

15  Other Policies and Risks       17  Marketing and Distribution Fees

15  The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.370%

Bond Portfolio                               0.475%

Growth and Income Portfolio                  0.475%

Capital Growth Portfolio                     0.460%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    Growth and Income Portfolio

o    Global Discovery Portfolio

o    International Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                  Your Investment in the Portfolios

  3   Growth and Income Portfolio         14   Buying and Selling Shares

  6   Global Discovery Portfolio          14   How the Portfolios Calculate Share Price

  9   International Portfolio             15   Distributions

 12   Other Policies and Risks            15   Taxes

 13   The Investment Advisor              15   Marketing and Distribution Fees


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                   --                       18.07

Class B                  -5.42                   22.08                    --

Index                    -2.28                    7.89                     7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.475%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------



* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING



We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

All portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information



Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Capital Growth Portfolio

o    International Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Money Market Portfolio                                   14   Buying and Selling Shares

  6   Capital Growth Portfolio                                 14   How the Portfolios Calculate Share Price

  9   International Portfolio                                  15   Distributions

 12   Other Policies and Risks                                 15   Taxes

 13   The Investment Advisor                                   15   Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
----------------------------------------------------------------------------
Money Market Portfolio                                       0.370%

Capital Growth Portfolio                                     0.460%

International Portfolio                                      0.820%
----------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    Balanced Portfolio

o    Capital Growth Portfolio

o    International Portfolio





Prospectus

May 1, 2001





This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents

How the Portfolios Work                                       Your Investment in the Portfolios

  3   Money Market Portfolio                                   20   Buying and Selling Shares

  6   Bond Portfolio                                           20   How the Portfolios Calculate Share Price

  9   Balanced Portfolio                                       21   Distributions

 12   Capital Growth Portfolio                                 21   Taxes

 15   International Portfolio                                  21   Marketing and Distribution Fees

 18   Other Policies and Risks

 19   The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

** Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
----------------------------------------------------------------------------
Money Market Portfolio                                       0.370%

Bond Portfolio                                               0.475%

Balanced Portfolio                                           0.475%

Capital Growth Portfolio                                     0.460%

International Portfolio                                      0.820%
----------------------------------------------------------------------------

Your Investment in the Portfolios



The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
-------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
-------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o    Global Discovery Portfolio

o    International Portfolio




Prospectus

May 1, 2001





This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Global Discovery Portfolio                               10   Buying and Selling Shares

  6   International Portfolio                                  10   How the Portfolios Calculate Share Price

  9   Other Policies and Risks                                 11   Distributions

  9   The Investment Advisor                                   11   Taxes

                                                               11   Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29              --                       18.07

Class B                  -5.42            22.08                         --

Index                    -2.28             7.89                       7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
------------------------------------------------------------------------------
Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
------------------------------------------------------------------------------



* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

--------------------------------------------------------------------------------

Your Investment in the Portfolios



The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    International Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolios Work             Your Investment in the Portfolios

3  Money Market Portfolio           13  Buying and Selling Shares

6  Bond Portfolio                   13  How the Portfolios Calculate Share Price

9  International Portfolio          14  Distributions

12 Other Policies and Risks         14  Taxes

12 The Investment Advisor           14  Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                       0.370%

Bond Portfolio                               0.475%

International Portfolio                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information



Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o   Growth and Income Portfolio

o   Capital Growth Portfolio

o   21st Century Growth Portfolio

o   Global Discovery Portfolio

o   International Portfolio

o   Health Sciences Portfolio




Prospectus

May 1, 2001





This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Growth and Income Portfolio                              22   Buying and Selling Shares

  6   Capital Growth Portfolio                                 22   How the Portfolios Calculate Share Price

  9   21st Century Growth Portfolio                            23   Distributions

 12   Global Discovery Portfolio                               23   Taxes

 15   International Portfolio                                  23   Marketing and Distribution Fees

 18   Health Sciences Portfolio

 20   Other Policies and Risks

 21   The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

21st Century Growth Portfolio

formerly Small Company Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of its total assets in common stocks of companies that are similar in size to those of the Russell 2000 Index (typically less than $2 billion in total market value).

Using extensive fundamental and field research, the managers look for small companies that have low debt, exceptional management teams, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers expect to find these companies in many rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers primarily invest in companies that they believe offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the industries and companies represented.

As companies in the portfolio exceed the market value of those in the Russell 2000 Index, the portfolio may continue to hold their stocks, but will generally not add to these holdings. The portfolio will normally sell a stock when it reaches a target price, when the managers believe other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

Other Investments

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, the small company portion of the U.S. market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factor affecting that industry could affect the value of portfolio securities. For example, technology companies could be hurt by such factors as market saturation, price competition, and rapid obsolescence. In addition, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends or other matters

o  growth stocks may be out of favor for certain periods

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

This portfolio may appeal to investors who are looking for a fund that seeks out tomorrow's leaders and who can accept the risks of small-company investing.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000  -22.39


2001 Total Return as of March 31: -23.77%

Best Quarter: 13.96%, Q1 2000                   Worst Quarter: -22.74%, Q4 2000


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year          Since Inception*
--------------------------------------------------------------------------------
Class A                      -22.39                20.95

Class B                      -22.79                20.23

Index                        -22.44                 2.23
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

* The inception date for Class A and Class B shares is May 3, 1999. Index comparison begins May 31, 1999.

The total returns in the table and bar chart would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Peter Chin                                 Roy C. McKay
Lead Portfolio Manager                       o Began investment career in 1968
  o Began investment career in 1969          o Joined the advisor in 1988
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

21st Century Growth Portfolio -- Class A

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

------------------------------------------------------------------------------------------
Years Ended December 31,                                               2000    1999(b)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.55   $6.00(d)
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                          (.11)   (.04)
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions       (2.20)   4.59
------------------------------------------------------------------------------------------
  Total from investment operations                                       (2.31)   4.55
------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------
Net realized gains on investment transactions                             (.12)       --
------------------------------------------------------------------------------------------
Net asset value, end of period                                           $8.12  $10.55
------------------------------------------------------------------------------------------
Total Return (%) (c)                                                    (22.39)  75.83**
------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      26      15
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           1.35    2.90*
------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            1.29    1.50*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (1.06)   (.95)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                109      61
------------------------------------------------------------------------------------------


21st Century Growth Portfolio -- Class B

------------------------------------------------------------------------------------------
Years Ended December 31,                                                2000    1999(b)
------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $10.51   $6.00(d)
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                          (.13)   (.06)
------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions       (2.22)   4.57
------------------------------------------------------------------------------------------
  Total from investment operations                                       (2.35)   4.51
------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------
Net realized gains on investment transactions                             (.12)     --
------------------------------------------------------------------------------------------
Net asset value, end of period                                           $8.04  $10.51
------------------------------------------------------------------------------------------
Total Return (%) (c)                                                    (22.79)  75.17**
------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      --***   --***
------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                           1.60    3.15*
------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                            1.54    1.75*
------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (1.31)  (1.20)*
------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                109      61
------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) For the period May 3, 1999 (commencement of operations) to December 31,
    1999.

(c) Total return would have been lower had certain expenses not been reduced.

(d) Original capital.

*   Annualized

**  Not annualized

*** Net assets less than one million.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                   --                       18.07

Class B                  -5.42                   22.08                    --

Index                    -2.28                    7.89                     7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Health Sciences Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the health care sector. The portfolio will focus on securities of U.S. companies but may also invest in foreign companies; the companies may be of any size and commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with innovative, cost-effective products and services, new tests or treatments, the ability to take advantage of demographic trends, and strong management.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers intend to divide the portfolio's holdings among the industries in the health care sector, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry.

The portfolio will normally sell a stock when it reaches a target price, when its fundamental factors have changed, when the managers believe other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

Other Investments

While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency and instrumentality debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock portfolios, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the portfolio concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect portfolio performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Similarly, because the portfolio isn't diversified and can invest a larger percentage of assets in a given company than a diversified portfolio, factors affecting that company could affect portfolio performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas, or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.

Performance

Because this is a new portfolio, it did not have a full calendar year of performance to report as of the date of this prospectus.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

James E. Fenger                            Sally A. Yanchus
Lead Portfolio Manager                      o Began investment career in 1992
  o Began investment career in 1984         o Joined the advisor in 1997
  o Joined the advisor in 1984              o Joined the portfolio team in 2001
  o Joined the portfolio team in 2001

Anne Carney
  o Began investment career in 1988
  o Joined the advisor in 1992
  o Joined the portfolio team in 2001

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.475%

Capital Growth Portfolio                                     0.460%

21st Century Growth Portfolio**                              0.875%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------
* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

** The advisor waived all or a portion of total annual operating expenses
   (exclusive of 12b-1 fees, if applicable) to limit the expenses of Class A and B of 21st Century Growth Portfolio to 1.50% and 1.75%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

By contract, total annual operating expenses for 21st Century Growth Portfolio are capped at 1.50% of Class A shares' average daily net assets and 1.75% of Class B shares' average daily net assets until April 30, 2002.

The table below describes the investment management fee rates for Health Sciences Portfolio, effective May 1, 2001:

Investment Management Fee effective May 1, 2001



Average Daily Net Assets                                    Fee Rate
--------------------------------------------------------------------------------
first $250 million                                          0.750%

next $750 million                                           0.725%

next $1.5 billion                                           0.700%

next $2.5 billion                                           0.680%

next $2.5 billion                                           0.650%

next $2.5 billion                                           0.640%

next $2.5 billion                                           0.630%

over $12.5 billion                                          0.620%
--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Except for Health Sciences Portfolio, each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees. There is a 1% fee payable to Health Sciences Portfolio for exchanges or redemptions of shares held for less than one year.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares of Health Sciences Portfolio is also the portfolio's NAV, minus a 1.00% redemption/exchange fee on shares owned less than one year.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Health Sciences Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information



Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o   Bond Portfolio

o   Balanced Portfolio

o   Growth and Income Portfolio

o   Global Discovery Portfolio

o   International Portfolio

Prospectus

May 1, 2001

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Bond Portfolio                                           20   Buying and Selling Shares

  6   Balanced Portfolio                                       20   How the Portfolios Calculate Share Price

  9   Growth and Income Portfolio                              21   Distributions

 12   Global Discovery Portfolio                               21   Taxes

 15   International Portfolio                                  21   Marketing and Distribution Fees

 18   Other Policies and Risks

 19   The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters


o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                   --                   18.07

Class B                  -5.42                22.08                      --

Index                    -2.28                 7.89                    7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%

Balanced Portfolio                                           0.475%

Growth and Income Portfolio                                  0.475%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o   Bond Portfolio

o   Balanced Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Bond Portfolio                                           10   Buying and Selling Shares

  6   Balanced Portfolio                                       10   How the Portfolios Calculate Share Price

  9   Other Policies and Risks                                 11   Distributions

  9   The Investment Advisor                                   11   Taxes

                                                               11   Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, Balanced Portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.


Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%

Balanced Portfolio                                           0.475%
--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o   Bond Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolio Works                                       Your Investment in the Portfolio

  3   Bond Portfolio                                            7   Buying and Selling Shares

  6   Other Policies and Risks                                  7   How the Portfolio Calculates Share Price

  6   The Investment Advisor                                    8   Distributions

                                                                8   Taxes

                                                                8   Marketing and Distribution Fees



How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own goal and strategy.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o The portfolio may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%
--------------------------------------------------------------------------------

Your Investment in the Portfolio


The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

For each class of the portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income, if any, in April. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information



Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

formerly Scudder Variable Life Investment Fund

o    Growth and Income Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolio Works             Your Investment in the Portfolio

3   Growth and Income Portfolio     7  Buying and Selling Shares

6   Other Policies and Risks        7  How the Portfolio Calculates Share Price

6   The Investment Advisor          8  Distributions

                                    8  Taxes

                                    8  Marketing and Distribution Fees



How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own goal and strategy.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. It's share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, the portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                  0.475%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio


The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

The portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolio as a choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

For each class of the portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of the portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov





                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    Balanced Portfolio

o    International Portfolio



Prospectus

May 1, 2001



This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolios Work             Your Investment in the Portfolios

3  Balanced Portfolio               10  Buying and Selling Shares

6  International Portfolio          10  How the Portfolios Calculate Share Price

9  Other Policies and Risks         11  Distributions

9  The Investment Advisor           11  Taxes

                                    11  Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.


The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Balanced Portfolio                           0.475%

International Portfolio                      0.820%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:


        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o    Bond Portfolio

o    Growth and Income Portfolio

o    International Portfolio

Prospectus

May 1, 2001

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Bond Portfolio                                           13   Buying and Selling Shares

  6   Growth and Income Portfolio                              13   How the Portfolios Calculate Share Price

  9   International Portfolio                                  14   Distributions

 12   Other Policies and Risks                                 14   Taxes

 12   The Investment Advisor                                   14   Marketing and Distribution Fees



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%

Growth and Income Portfolio                                  0.475%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

Your Investment in the Portfolios



The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information



Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o    Bond Portfolio

o    Balanced Portfolio

o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    Global Discovery Portfolio

o    International Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Bond Portfolio                                           23   Buying and Selling Shares

  6   Balanced Portfolio                                       23   How the Portfolios Calculate Share Price

  9   Growth and Income Portfolio                              24   Distributions

 12   Capital Growth Portfolio                                 24   Taxes

 15   Global Discovery Portfolio                               24   Marketing and Distribution Fees

 18   International Portfolio

 21   Other Policies and Risks

 22   The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

In deciding which types of securities to buy and sell, the portfolio managers first analyze the overall financial climate, including interest rates, capital flows and inflation, among other factors. They then weigh the relative attractiveness of stocks compared to bonds and decide on allocations for each. The portfolio normally invests 50-75% of net assets in common stocks and other equities and 25-50% of net assets in fixed-income securities. At all times the portfolio will be invested at least 25% of net assets in fixed-income senior securities.

In selecting stocks, the managers primarily invest in U.S. companies that offer the potential for sustainable above-average earnings growth and whose market values appear reasonable in light of their business prospects. The managers often rely on meetings with senior management teams, government experts and industry leaders.

In deciding which bonds to buy and sell, the managers review each bond's fundamentals, comparing yields, credit qualities and maturities. The portfolio can buy many types of bonds, including corporate bonds, mortgage- and asset-backed securities and government securities.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio may invest up to 10% of total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and might not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

With the bond portion of the portfolio, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the portfolio's dollar-weighted average maturity could make it more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies, the relative attractiveness of stocks and bonds or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o  derivatives could produce disproportionate losses

o at times, it could be it hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Balanced Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           26.93
1992            6.96
1993            7.45
1994           -2.05
1995           26.67
1996           11.89
1997           24.21
1998           23.19
1999           15.32
2000           -2.02


2001 Total Return as of March 31: -6.35%

Best Quarter: 15.51%, Q4 1998                   Worst Quarter: -5.95%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     -2.02                14.10                13.35

Index 1                       -9.09                18.31                17.45

Index 2                       -0.98                13.76                13.78
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Standard & Poor's 500 Composite Stock Price Index (S&P 500) (60%), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks, and Lehman Brothers Aggregate Bond Index (40%), an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary A. Langbaum                           Robert S. Cessine
Lead Portfolio Manager                       o Began investment career in 1982
  o Began investment career in 1970          o Joined the advisor in 1993
  o Joined the advisor in 1988               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1999

Tracy McCormick
  o Began investment career in 1980
  o Joined the advisor in 1994
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Balanced Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $16.11    $15.21   $13.30    $11.61    $10.95
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) (a)                                            .34       .35      .37       .34       .31
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         (.62)     1.85     2.56      2.32       .95
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.28)     2.20     2.93      2.66      1.26
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

  Net investment income                                                      (.28)     (.18)    (.36)     (.33)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                             (2.16)    (1.12)    (.66)     (.64)     (.30)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (2.44)    (1.30)   (1.02)     (.97)     (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $13.39    $16.11   $15.21    $13.30    $11.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.02)    15.32    23.19     24.21     11.89
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        190       199      162       118        88
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expenses (%)                                               .54       .55      .56       .57       .60
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    2.41      2.36     2.71      2.73      2.82
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                   127        98       74        43        68
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio invests at least 65% of total assets in common stocks of U.S. companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies with market values of $3 billion or more.

In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

The manager diversifies the portfolio's investments by company as well as by industry and sector. While emphasizing companies with above-average growth prospects, the portfolio may also invest in companies whose stock prices appear reasonably valued in light of potential growth. The manager looks for securities which may be undervalued due to factors the manager considers to be of a temporary nature, such as unfavorable news about a company, industry or the stock markets in general or as a result of a market decline or poor economic conditions. The portfolio's flexible investment strategy allows it to invest in a broadly diversified portfolio of stocks in all sectors of the market, including companies generating new technologies, improved distribution techniques or new services or companies that develop natural resources.

The portfolio will normally sell a stock when the manager believes it is too highly valued, its fundamental qualities have deteriorated or its potential risks have increased.

Other Investments

The portfolio may invest up to 20% of its net assets in intermediate to longer-term debt securities. Generally, these securities will be in the top four grades of credit quality (i.e. BBB/Baa and above). The portfolio may also invest up to 25% of its assets in short-term debt instruments. While the portfolio invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign equity securities.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily the large company portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. At times, large company stocks may not perform as well as stocks of smaller companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio focuses on a given industry, any factors affecting that industry could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of companies, industries, risk factors or other matters

o  growth stocks may be out of favor for certain periods

o foreign stocks may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors seeking long-term growth.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           39.55
1992            6.42
1993           20.88
1994           -9.67
1995           28.65
1996           20.13
1997           35.76
1998           23.23
1999           35.23
2000           -9.90

2001 Total Return as of March 31: -17.51%

Best Quarter: 25.80%, Q4 1998                   Worst Quarter: -15.48%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                     Since Class B
                       1 Year          Inception*       5 Years         10 Years
--------------------------------------------------------------------------------
Class A                 -9.90             --               19.61           17.71

Class B                -10.13             16.81            --              --

Index                   -9.09             14.68            18.31           17.45
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*  Inception: May 12, 1997. Index comparison begins May 31, 1997.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

William F. Gadsden
Lead Portfolio Manager
  o Began investment career in 1981
  o Joined the advisor in 1983
  o Joined the portfolio team in 1989

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Capital Growth Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $29.13    $23.95   $20.63    $16.50    $15.08
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                              .08       .10      .16       .18       .19
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (2.63)     7.64     4.46      5.39      2.68
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (2.55)     7.74     4.62      5.57      2.87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                        (.07)     (.07)    (.17)     (.19)     (.19)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (3.44)    (2.49)   (1.13)    (1.25)    (1.26)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (3.51)    (2.56)   (1.30)    (1.44)    (1.45)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $23.07    $29.13   $23.95    $20.63    $16.50
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (9.90)    35.23    23.23     35.76     20.13
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      1,126     1,254      901       676       440
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .49       .49      .50       .51       .53
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .30       .43      .75       .96      1.27
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    55        66       55        42        66
---------------------------------------------------------------------------------------------------------------------------


Capital Growth Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $29.05   $23.92    $20.61    $17.54
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                        .01      .04       .11       .08
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (2.62)    7.62      4.45      3.08
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (2.61)    7.66      4.56      3.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                    --     (.04)     (.12)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (3.44)   (2.49)    (1.13)        --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (3.44)   (2.53)    (1.25)     (.09)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $23.00   $29.05    $23.92    $20.61
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (10.13)   34.88     22.94     18.00**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 1.16     1.28       .83       .55
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .74      .74       .75       .75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .05      .18       .49       .64*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              55       66        55        42
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 12, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 12, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*  Annualized

** Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                --                       18.07

Class B                  -5.42             22.08                         --

Index                    -2.28              7.89                       7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio and Capital Growth Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%

Balanced Portfolio                                           0.475%

Growth and Income Portfolio                                  0.475%

Capital Growth Portfolio                                     0.460%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

Your Investment in the Portfolios


The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Each portfolio offers two classes of shares: Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

The portfolios intend to declare and distribute dividends from their net investment income, if any, in April. The portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I



formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio

o    Bond Portfolio

o    Growth and Income Portfolio

o    Global Discovery Portfolio

o    International Portfolio




Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                                       Your Investment in the Portfolios

  3   Money Market Portfolio                                   19   Buying and Selling Shares

  6   Bond Portfolio                                           19   How the Portfolios Calculate Share Price

  9   Growth and Income Portfolio                              20   Distributions

 12   Global Discovery Portfolio                               20   Taxes

 15   International Portfolio                                  20   Marketing and Distribution Fees

 18   Other Policies and Risks

 18   The Investment Advisor



How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. It does this by using a flexible investment program that emphasizes high-grade bonds. The portfolio invests at least 65% of its assets in bonds of any maturity.

The portfolio may invest in many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds and mortgage- and asset-backed securities. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. The portfolio may invest up to 20% of its assets in foreign debt securities.

In making their buy and sell decisions, the portfolio manager typically weighs a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the manager uses analysis to look for bonds that, for example, show improving credit.

The manager may favor different types of securities at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The manager may adjust the portfolio's duration (a measure of sensitivity to interest rate movements) but generally intends to keep it between four and six years.

Other Investments

This portfolio normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The portfolio may invest up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds may pay higher yields and have higher volatility and risk of default.

Although the manager is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio, cause you to lose money or make the portfolio perform less well than other investments.

As with most bond funds, the most important risk factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the portfolio more sensitive to this risk.

Other factors that could affect performance include:

o the manager could be wrong in the analysis of economic trends, issuers, industries or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some bonds could be paid off substantially earlier than expected, which would hurt the portfolio's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the portfolio's share price and yield

o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Bond Portfolio

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           17.61
1992            7.01
1993           12.38
1994           -4.79
1995           18.17
1996            2.82
1997            9.10
1998            6.57
1999           -0.95
2000           10.56


2001 Total Return as of March 31: 2.95%

Best Quarter: 6.32%, Q3 1991                    Worst Quarter: -3.89%, Q1 1994


Average Annual Total Returns (%) as of 12/31/2000


                             1 Year              5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio                     10.56                 5.53                 7.61

Index                         11.63                 6.44                 7.95
--------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.


The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

Robert S. Cessine
Lead Portfolio Manager
  o Began investment career in 1982
  o Joined the advisor in 1993
  o Joined the portfolio team in 1999

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                         2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $6.49    $6.88   $6.87    $6.73    $7.16
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                  .42      .42     .43      .44      .41
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                .23     (.48)    .01      .15     (.22)
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                .65     (.06)    .44      .59      .19
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                            (.36)    (.22)   (.40)    (.43)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                      --     (.11)   (.03)    (.02)      --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                            (.36)    (.33)   (.43)    (.45)    (.62)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $6.78    $6.49   $6.88    $6.87    $6.73
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                10.56     (.95)   6.57     9.10     2.82
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            102       94     106       81       66
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .58      .57     .57      .62      .61
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                        6.55     6.38    6.34     6.55     6.20
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                       288       86     115       56       85
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies. The portfolio may invest up to 25% of its total assets in foreign securities.

In choosing stocks for the portfolio, the managers consider both yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of U.S. companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor securities from different industries and companies at different times, while still maintaining variety in terms of the represented industries and companies.

The portfolio normally will, but is not obliged to, sell a stock if its yield or growth prospects are expected to be below the benchmark average. It may also sell a stock when it reaches a target price or when the managers believe other investments offer better opportunities.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the portfolio invests in a given industry or focuses on a particular size of company, factors affecting that industry or size of company could affect portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o to the extent that the portfolio invests for income, it may miss opportunities in faster-growing stocks

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o  derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or to get an attractive price for them

This portfolio may make sense for investors who are looking for a relatively conservative equity fund to provide growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995           31.74
1996           22.17
1997           30.47
1998            7.18
1999            5.80
2000           -2.10

2001 Total Return as of March 31: -10.69%

Best Quarter: 15.86%, Q2 1997                   Worst Quarter: -12.58%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000

                                                                   Since Class B       Since Class A
                                1 Year              5 Year           Inception*          Inception*
---------------------------------------------------------------------------------------------------------
Class A                          -2.10               12.09                 --               14.37

Class B                          -2.33                  --               8.62                  --

Index                            -9.09               18.31              16.17               19.69
---------------------------------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

* Inception dates are May 2, 1994 for Class A shares and May 1, 1997 for Class B shares. Index comparisons begin May 1, 1994 for Class A shares and May 1, 1997 for Class B shares.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Kathleen T. Millard                        Gregory Adams
Lead Portfolio Manager                       o Began investment career in 1987
  o Began investment career in 1980          o Joined the advisor in 1999
  o Joined the advisor in 1983               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1994

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

Growth and Income Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                     2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $10.96    $11.25   $11.48     $9.37     $7.98
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .11       .22      .27       .27       .27
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions           (.33)      .46      .54      2.47      1.46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           (.22)      .68      .81      2.74      1.73
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.15)     (.13)    (.25)     (.26)     (.23)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                (.21)     (.84)    (.79)     (.37)     (.11)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                        (.36)     (.97)   (1.04)     (.63)     (.34)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.38    $10.96   $11.25    $11.48     $9.37
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            (2.10)     5.80     7.18     30.47     22.17
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        185       200      184       157        91
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .56       .55      .56       .58       .66
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                    1.06      2.01     2.41      2.54      3.14
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    65        65       39        28        32
---------------------------------------------------------------------------------------------------------------------------

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------

Years Ended December 31,                                                              2000      1999      1998    1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $10.93   $11.24    $11.47     $9.44
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                        .09      .19       .25       .14
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                     (.33)     .46       .54      2.02
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                     (.24)     .65       .79      2.16
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (.13)    (.12)     (.23)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                          (.21)    (.84)     (.79)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                  (.34)    (.96)    (1.02)     (.13)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $10.35   $10.93    $11.24    $11.47
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      (2.33)    5.48      6.95     22.89**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                   13       14        14         7
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .81      .80       .79       .80*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                               .81     1.76      2.20      2.13*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                              65       65        39        28
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 1, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies (companies with market values similar to the smallest 20% of the Salomon Brothers Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the U.S.). As of December 31, 2000, companies in which the portfolio invests had a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for companies that appear to have effective management, strong competitive positioning, vigorous research and development efforts and sound balance sheets.

Growth orientation. The managers generally look for companies that have above-average potential for sustainable growth of revenue or earnings compared to large companies, and whose market value appears reasonable in light of their business prospects.

Analysis of regional themes. The managers look for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

The managers may favor different securities at different times, while still maintaining variety in terms of the countries and industries represented.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a country.

Other Investments

While the portfolio invests mainly in common stocks of small companies, it may also invest up to 35% of its total assets in equities of large companies or in debt securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several factors that could hurt portfolio performance, cause you to lose money or make the portfolio perform less well than other investments.

The most important risk factor with this portfolio is how U.S. and foreign stock markets perform -- something that depends on a large number of factors, including economic, political and demographic trends. When U.S. and foreign stock prices fall, you should expect the value of your investment to fall as well.

Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets. In addition, changing currency rates could add to the fund's investment losses or reduce its investment gains.

Compared to large company stocks, small and mid-size stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, countries, industries, companies or other matters

o  growth stocks may be out of favor for certain periods

o a bond could decline in credit quality or go into default; this risk is greater with foreign bonds

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio may interest long-term investors who want to diversify a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997           12.38
1998           16.44
1999           65.88
2000           -5.29

2001 Total Return as of March 31: -19.91%

Best Quarter: 40.96%, Q4 1999                   Worst Quarter: -17.25%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                        Since Class B              Since Class A
                         1 Year           Inception*                 Inception*
--------------------------------------------------------------------------------
Class A                  -5.29                --                       18.07

Class B                  -5.42             22.08                          --

Index                    -2.28              7.89                        7.43
--------------------------------------------------------------------------------

Index: Salomon Brothers World Equity Extended Market Index, an unmanaged small-capitalization stock universe of 22 countries.

* Inception dates are May 1, 1996 for Class A shares and May 2, 1997 for Class B shares. Index comparisons begin May 31, 1996 for Class A shares and May 31, 1997 for Class B shares.

In the bar chart, total returns for 1997 and 1998 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gerald J. Moran                            Steven T. Stokes
Lead Portfolio Manager                       o Began investment career in 1986
  o Began investment career in 1968          o Joined the advisor in 1996
  o Joined the advisor in 1968               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1996

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).


Global Discovery Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999     1998     1997    1996(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $13.18    $8.04    $7.08    $6.33   $6.00(d)
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                               (.03)    (.06)    (.03)    (.03)   (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions             (.62)    5.30     1.18      .81     .34
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                             (.65)    5.24     1.15      .78     .33
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                          (.11)      --     (.12)    (.02)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                  (.66)    (.10)    (.07)    (.01)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                          (.77)    (.10)    (.19)    (.03)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $11.76   $13.18    $8.04    $7.08   $6.33
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                              (5.29)   65.88    16.44(e) 12.38(e) 5.50(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                          159       71       25       18      17
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                1.28     1.63     1.79     1.79    2.32*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                 1.28     1.63     1.72     1.50   1.50*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      (.25)    (.66)    (.40)    (.44)   (.13)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                      66       70       54       83      50*
---------------------------------------------------------------------------------------------------------------------------




Global Discovery Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                               2000      1999     1998    1997(f)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $13.11      $8.01    $7.07   $6.20
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (a)                                                      (.07)      (.08)    (.05)   (.04)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                    (.61)      5.28     1.18     .91
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                    (.68)      5.20     1.13     .87
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:

Net investment income                                                                 (.08)        --     (.12)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                         (.66)      (.10)    (.07)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                 (.74)      (.10)    (.19)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $11.69    $13.11    $8.01   $7.07
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                     (5.42)     65.63    16.18(e)14.03(e)**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                  11          7        4       2
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                       1.53       1.88     2.04    2.00*
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                        1.53       1.88     1.98    1.75*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                             (.52)      (.91)    (.69)   (.89)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             66        70       54       83
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 2, 1997 existing shares were redesignated as Class A shares.

(c) For the period May 1, 1996 (commencement of operations) to December 31,
    1996.

(d) Original capital.

(e) Total returns would have been lower had certain expenses not been reduced.

(f) For the period May 2, 1997 (commencement of sales of Class B shares) to December 31, 1997.

*   Annualized

**  Not annualized

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests primarily in common stocks of established companies, listed on foreign exchanges, which the portfolio management team believes have favorable characteristics. The portfolio will invest in companies in at least three different countries, excluding the United States.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors.

Top-down analysis. The managers consider the economic outlooks for various countries and geographical regions, favoring countries that they believe have sound economic conditions and open markets.

Analysis of global themes. The managers look for significant changes in the business environment, with an eye toward identifying industries that may benefit from these changes.

The managers intend to divide the portfolio's holdings across industries and geographical areas, although, depending on their outlook, they may increase or reduce the portfolio's exposure to a given industry or area.

The portfolio will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its emphasis on a given country.

Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio may also invest in foreign debt securities, including convertible bonds.

For temporary defensive purposes, the portfolio may invest up to 100% of assets in Canadian and U.S. government obligations or currencies, or securities of companies incorporated in and having their principal place of business in Canada or the U.S. In such a case, the portfolio would not be pursuing its investment objective.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or make the portfolio perform less well than other investments.

As with most stock funds, the most important risk factor with this portfolio is how stock markets perform -- in this case, primarily foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks also tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

A second major factor is the fluctuation of currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the portfolio owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

o  derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


This portfolio was designed for investors who want a broadly diversified international investment with the emphasis squarely on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class A shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class A shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           11.45
1992           -3.08
1993           37.82
1994           -0.85
1995           11.11
1996           14.78
1997            9.07
1998           18.49
1999           54.51
2000          -21.70


2001 Total Return as of March 31: -16.76%

Best Quarter: 29.06%, Q4 1999                   Worst Quarter: -14.77%, Q3 1998


Average Annual Total Returns (%) as of 12/31/2000


                                     Since Class B
                       1 Year          Inception*            5 Years          10 Years
-------------------------------------------------------------------------------------------
Class A                -21.70                  --              12.41            11.40

Class B                -21.89               10.88                 --               --

Index                  -13.38                6.99               7.52             8.36
-------------------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) EAFE & Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

*  Inception: May 8, 1997. Index comparison begins May 31, 1997.


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Irene T. Cheng                              Carol L. Franklin
Lead Portfolio Manager                       o Began investment career in 1975
  o Began investment career in 1985          o Joined the advisor in 1981
  o Joined the advisor in 1993               o Joined the portfolio team in 1998
  o Joined the portfolio team in 1997
                                            Marc J. Slendebroek
Nicholas Bratt                               o Began investment career in 1989
  o Began investment career in 1974          o Joined the advisor in 1994
  o Joined the advisor in 1976               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1987

Financial Highlights

These tables are designed to help you understand the portfolio's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

International Portfolio -- Class A (b)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                   2000     1999      1998      1997      1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $20.34    $14.56   $14.11    $13.25    $11.82
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                              .08       .12(e)   .13       .14       .12
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions          (4.24)     7.17     2.29      1.04      1.60
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                          (4.16)     7.29     2.42      1.18      1.72
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        (.09)     (.02)    (.26)     (.21)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                               (1.83)    (1.49)   (1.71)     (.11)       --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (1.92)    (1.51)   (1.97)     (.32)     (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $14.26    $20.34   $14.56    $14.11    $13.25
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                           (21.70)    54.51    18.49      9.07     14.78
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                        720       874      509       427       726
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                         .96      1.03     1.04      1.00      1.05
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .48       .76      .90       .94       .95
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    79        86       71        61        33
---------------------------------------------------------------------------------------------------------------------------


International Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                              2000      1999     1998     1997(c)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $20.24    $14.51    $14.08  $13.76
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                       .04       .08(e)    .10    (.00)(d)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment transactions                   (4.22)     7.14      2.29     .32
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                                   (4.18)     7.22      2.39     .32
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (.04)       --      (.25)     --
---------------------------------------------------------------------------------------------------------------------------
Net realized gains on investment transactions                                        (1.83)    (1.49)    (1.71)     --
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                                (1.87)    (1.49)    (1.96)     --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.19    $20.24    $14.51  $14.08
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    (21.89)    54.13     18.28    2.33**
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                                 .77       .69       .37     .35
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                 1.21      1.28      1.28    1.24*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                              .23       .53       .69    (.00)(d)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                             79        86        71      61**
---------------------------------------------------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) On May 8, 1997, existing shares were designated as Class A shares.

(c) For the period May 8, 1997 (commencement of sales of Class B shares) to December 31, 1997.

(d) Amount shown is less than one half of $.005.

(e) Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

*   Annualized

**  Not annualized

Other Policies and Risks

While the portfolio-by-portfolio sections on the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change a portfolio's investment objective without seeking shareholder approval.

o As a temporary defensive measure, each portfolio (except Bond Portfolio) could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the portfolio was not pursuing its goal.

o The portfolios may trade securities actively. This could raise transaction costs and lower performance.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.

Euro Conversion

Portfolios that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already underway. The advisor is working to address euro-related issues as they occur and has been assured that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a portfolio's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

The Investment Advisor

The portfolios' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the most recent fiscal year, as a percentage of each portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                       0.370%

Bond Portfolio                                               0.475%

Growth and Income Portfolio                                  0.475%

Global Discovery Portfolio*                                  0.975%

International Portfolio                                      0.820%
--------------------------------------------------------------------------------

* The advisor waived all or a portion of total annual operating expenses (excluding 12b-1 fees, if applicable) to limit the expenses of Class A and Class B of Global Discovery Portfolio to 1.25% and 1.50%, respectively, of average daily net assets until April 30, 2001.

By contract, total annual operating expenses for Global Discovery Portfolio are capped at 1.25% of Class A shares' average daily net assets and 1.50% of Class B shares' average daily net assets until April 30, 2002.

Your Investment in the Portfolios



The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Buying and Selling Shares

Except for Money Market Portfolio, each portfolio offers two classes of shares:
Class A shares are offered at net asset value and are not subject to 12b-1 fees. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the insurance companies that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolios are open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolios may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolios Calculate Share Price

For each class of each portfolio in this prospectus, the share price is its net asset value per share, or NAV. To calculate NAV, each portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

Except with Money Market Portfolio, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the Board. In such a case, a portfolio's value for a security is likely to be different from quoted market prices. With Money Market Portfolio, we use amortized cost value (the method used by most money market funds).

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares. This is because some foreign markets are open on days when the portfolios don't price their shares.

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. All other portfolios intend to declare and distribute dividends from their net investment income, if any, in April. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

Marketing and Distribution Fees

Scudder Investor Services, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio (except Money Market Portfolio) pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

The plan provides that the fund, on behalf of each applicable portfolio, will pay Scudder Investor Services, Inc. as distributor a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period. Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information


Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. For each portfolio, they also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

Scudder Variable Series I


formerly Scudder Variable Life Investment Fund

o    Money Market Portfolio



Prospectus

May 1, 2001




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolio Works                                       Your Investment in the Portfolio

  3   Money Market Portfolio                                    7   Buying and Selling Shares

  6   Other Policies and Risks                                  7   How the Portfolio Calculates Share Price

  6   The Investment Advisor                                    8   Distributions

                                                                8   Taxes



How the Portfolio Works

This portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies. The portfolio has its own goal and strategy.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities.

The portfolio may buy securities from many types of issuers, including the U.S. government, banks (both U.S. and foreign), corporations and municipalities. However, everything the portfolio buys must meet the rules for money market fund investments (see Money Fund Rules below). In addition, the fund currently intends to only buy securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable $1.00 share price, these rules limit money funds to particular types of securities. Some of the rules:

o  individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


The Main Risks of Investing in the Portfolio

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the portfolio.

As with most money market funds, the most important risk factor affecting performance is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the portfolio's yield generally falls as well.

A second risk factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio's performance. To the extent that the portfolio emphasizes certain sectors of the short-term securities market, the portfolio increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters


o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

This portfolio may make sense for investors who are interested in capital preservation or want a portfolio for the cash portion of an allocation plan.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991          5.81
1992          3.33
1993          2.54
1994          3.72
1995          5.65
1996          5.09
1997          5.25
1998          5.29
1999          4.99
2000          6.21

2001 Total Return as of March 31: 1.37%

Best Quarter: 1.66%, Q1 1991                    Worst Quarter: 0.59%, Q2 1993


Average Annual Total Returns (%) as of 12/31/2000

           1 Year                     5 Years                    10 Years
--------------------------------------------------------------------------------
           6.21                         5.37                       4.78
--------------------------------------------------------------------------------

Seven-day yield as of December 31, 2000: 6.66%


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Frank J. Rachwalski, Jr.                   Geoffrey A. Gibbs
Lead Portfolio Manager                       o Began investment career in 1994
  o Began investment career in 1973          o Joined the advisor in 1996
  o Joined the advisor in 1973               o Joined the portfolio team in 1999
  o Joined the portfolio team in 1998

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
Years Ended December 31,                                                       2000     1999    1998     1997     1996
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            .060     .049    .052     .051     .050
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (.060)   (.049)  (.052)   (.051)   (.050)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $1.000   $1.000  $1.000   $1.000   $1.000
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                 6.21     4.99    5.29     5.25     5.09
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                            121      179     148      103       98
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                             .46      .43     .44      .46      .46
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                               6.00     4.90    5.17     5.15     4.98
---------------------------------------------------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, the Board of Scudder Variable Series I could change the portfolio's investment objective without seeking shareholder approval.

o The advisor establishes a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the portfolio's best interest.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its objective.


The Investment Advisor

The portfolio's investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists located in offices across the United States and around the world.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio's average daily net assets.



Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Money Market Portfolio                                       0.370%
--------------------------------------------------------------------------------

Your Investment in the Portfolio


The information in this section may affect anyone who selects this portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Buying and Selling Shares

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the insurance companies that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies. These insurance companies effectively pass through the ownership of portfolio shares to their contract and policy holders, and some may pass through voting rights as well. The separate accounts of the participating insurance companies place orders to purchase and redeem shares of each portfolio. These orders reflect the amount of premium payments to be invested, surrender and transfer requests and other matters. Contract owners should look at their separate account prospectuses for redemption procedures and fees.

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

Once an order is received by Scudder Investments Service Company, and it has determined that it is a "good order," it will be processed at the next share price calculated. Since Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

The portfolio may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Should any conflict between variable annuity contract and variable life insurance policy holders arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

Scudder Variable Series I currently does not foresee any disadvantages to the holders of variable annuity contracts or variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How the Portfolio Calculates Share Price

The share price is its net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

                        TOTAL ASSETS - TOTAL LIABILITIES
                      ------------------------------------- = NAV
                       TOTAL NUMBER OF SHARES OUTSTANDING

We use amortized cost value (the method used by most money market funds).

Distributions

Money Market Portfolio intends to declare dividends daily and, shortly after the first business day of the following month, to pay them out to shareholders. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed that they should be paid out in cash. Participating insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

The portfolio intends to comply with the diversification requirements of Internal Revenue Code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments.

To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the effects of a portfolio's strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns and the portfolio's financial statements. Shareholder reports are available by calling Scudder at 1-800-778-1482 or a participating insurance company.

Statements of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder or the SEC (see below). If you are a shareholder and have questions, please contact Scudder (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Investor Services, Inc.              SEC

Two International Place                      450 Fifth Street, N.W.
Boston, MA 02110-4103                        Washington, D.C. 20549-0102
Call: 1-800-778-1482                         1-202-942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------